Going concern - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Texts Block [Abstract]
Equity	$ 6,391	$ 6,657	$ 7,166	$ 8,019
Net Loss After Tax	397
Deposits with banks and financial institutions	$ 4,908